    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 24, 2005


                                                            FILE NOS. 333-120358
                                                                       811-21669
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                         PRE-EFFECTIVE AMENDMENT NO. 2                       [X]

                          POST-EFFECTIVE AMENDMENT NO.                       [ ]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                AMENDMENT NO. 2                              [X]

                              -------------------

                      COHEN & STEERS VIF REALTY FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                      757 THIRD AVENUE, NEW YORK, NY 10017
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

                                                              COPY TO:
                 ROBERT H. STEERS                       SARAH E. COGAN, ESQ.
      COHEN & STEERS VIF REALTY FUND, INC.        SIMPSON THACHER & BARTLETT LLP
                 757 THIRD AVENUE                       425 LEXINGTON AVENUE
                NEW YORK, NY 10017                        NEW YORK, NY 10017
(NAME AND ADDRESS OF AGENT OF SERVICE OF PROCESS)

                              -------------------

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

    Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of common stock are being registered under the Securities Act of 1933 by this registration statement.

  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

              [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

              [ ] ON [DATE] PURSUANT TO PARAGRAPH (B)

              [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

              [ ] ON [DATE] PURSUANT TO PARAGRAPH (A)(1)

              [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

              [ ] ON [DATE] PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

  IF APPROPRIATE, CHECK THE FOLLOWING BOX:

              [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE
                  DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                              -------------------

    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH THE PROVISIONS OF SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.
================================================================================

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                             SUBJECT TO COMPLETION
                             DATED JANUARY 24, 2005


                                 COHEN & STEERS
                                 VIF REALTY FUND

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   PROSPECTUS

                                    Advisor
                    Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                           Telephone: (212) 832-3232

                                 Transfer Agent
                         Boston Financial Data Services
                                 P.O. Box 8123
                        Boston, Massachusetts 02266-8123
                           Telephone: (800) 437-9912


SHARES OF THE FUND ARE OFFERED TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND
 CERTAIN VARIABLE ANNUITY CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER
   WITH THE PROSPECTUS FOR THE CONTRACTS. AS WITH ALL MUTUAL FUNDS, THE
    SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
    THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR
        COMPLETE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A CRIME.


                                JANUARY  , 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                              PAGE
                                                              ----
RISK/RETURN SUMMARY.........................................    1
    Investment Objective and Principal Investment
       Strategies...........................................    1
    Who Should Invest.......................................    1
    Principal Risks.........................................    2
    Historical Fund Performance.............................    2
FEES AND EXPENSES OF THE FUND...............................    3
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
  RELATED RISKS.............................................    4
    Objective...............................................    4
    Principal Investment Strategies.........................    4
    Principal Risks of Investing in the Fund................    5
MANAGEMENT OF THE FUND......................................    7
    The Advisor.............................................    7
    Portfolio Managers......................................    7
HOW TO PURCHASE AND SELL FUND SHARES........................    8
    Purchasing Fund Shares..................................    8
    Frequent Purchases and Redemptions of Fund Shares.......    9
ADDITIONAL INFORMATION......................................   10
    Distribution Plan.......................................   10
    Distributions and Tax Considerations....................   10
    Privacy Policy..........................................   11
FINANCIAL HIGHLIGHTS........................................   11
RELATED PERFORMANCE.........................................   11

                      COHEN & STEERS VIF REALTY FUND, INC.

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of Cohen & Steers VIF Realty Fund, Inc. (the fund) is total return through investment in real estate securities. In pursuing total return the fund equally emphasizes both capital appreciation and current income. The fund may change its investment objective without shareholder approval, although it has no current intention to do so.

Normally, the fund invests at least 80% of its total assets in common stocks and other equity securities issued by real estate companies, such as real estate investment trusts (REITs). A real estate company generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or has at least 50% of its assets in real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. The fund's investment portfolio includes shares of Equity REITs, which are companies that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended (the Code).

--------------------------------------------------------------------------------
WHO SHOULD INVEST


Individuals may not purchase shares directly from, or place sell orders directly with, the fund. Fund shares are offered only to separate accounts established by insurance companies (participating insurance companies) to fund variable annuity contracts (VA contracts). The VA contracts are described in the separate prospectuses issued by the participating insurance companies, over which the fund assumes no responsibility. See How to Purchase and Sell Fund Shares. Conflicts may arise between the interests of VA contract holders. The board of directors of the fund will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.


The participating insurance companies and their separate accounts are the shareholders of the fund. From time to time, a shareholder may own a substantial number of fund shares. The sale of a large number of shares could be harmful to the fund if the fund were forced to sell significant amounts of portfolio holdings promptly to meet a redemption request.

The fund may be suitable for you if you are seeking:

  Some exposure to real estate to add to your portfolio mix

  A fund that may perform differently than a general stock or bond fund to add to your portfolio

  Liquidity in a real estate-related investment

  High current income

  The potential for long-term capital growth.


You should not invest in the fund through a VA contract unless your investment horizon is at least six months.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

Investment Risk. An investment in the fund is subject to investment risk, including the possible loss of the entire amount that the participating insurance company invests.

Stock Market Risk. An investment in fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the fund. The value of these equity securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what the participating insurance company invested, even after taking into account the reinvestment of fund dividends and distributions.

Real Estate Markets and REIT Risk. Since the fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management.

Smaller Companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, larger company stocks. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company's stock price than is the case for a larger company. As of December 31, 2004, the market capitalization of REITs ranged in size from approximately $4.0 million to approximately $13.7 billion.

Non-Diversification. As a 'non-diversified' investment company, the fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Restricted and Illiquid Securities Risk. The fund may invest, on an ongoing basis, in restricted securities and other investments that may be illiquid. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the fund or at prices approximating the value at which the fund is carrying the securities on its books.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
HISTORICAL FUND PERFORMANCE

The fund is a newly organized mutual fund and therefore historical performance information is not yet available.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------


INVESTORS USING THE FUND TO FUND A VA CONTRACT WILL PAY CERTAIN FEES AND EXPENSES IN CONNECTION WITH THE FUND, WHICH ARE DESCRIBED IN THE TABLE BELOW. ANNUAL PORTFOLIO OPERATING EXPENSES ARE PAID OUT OF FUND ASSETS, SO THEIR EFFECT IS INCLUDED IN THE FUND'S SHARE PRICE. THESE FIGURES DO NOT REFLECT ANY FEES OR CHARGES IMPOSED BY PARTICIPATING INSURANCE COMPANIES UNDER THEIR VA CONTRACTS. FOR THOSE FEES, YOU SHOULD REVIEW THE PROSPECTUS FOR YOUR VA CONTRACT.


ANNUAL FUND OPERATING EXPENSES (expenses
that are deducted from fund assets):
Management Fee..............................................      0.85%
Distribution (12b-1) Fees...................................      0.25%
Other Expenses(1)...........................................      0.56%
                                                                 ------
Total Annual Fund Operating Expenses........................      1.66%
                                                                 ------
                                                                 ------
Fee Waiver/Expense Reimbursement............................     (0.16)%
Net Annual Fund Operating Expenses(2).......................      1.50%

---------

(1) Based on estimated amounts for the current fiscal year.

(2) Through December 31, 2005, the fund's advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's operating expenses at 1.50% of the fund's net assets.

EXAMPLE*

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. THE EXAMPLE DOES NOT TAKE INTO ACCOUNT THE FEES AND EXPENSES CHARGED BY THE PARTICIPATING INSURANCE COMPANIES THROUGH WHICH SHARES OF THE FUND ARE SOLD. IF TAKEN INTO ACCOUNT, THE EXPENSES SHOWN WOULD BE HIGHER. THE RESULTS APPLY WHETHER OR NOT YOU REDEEM YOUR INVESTMENT AT THE END OF THE GIVEN PERIOD. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                           1                3
                          YEAR            YEARS
                          ----            -----
                          $153            $507

---------
* As noted above, the fund's advisor has contractually agreed to waive its fee and/or reimburse expenses. If this arrangement was not reflected in the example, the cost of investing in the fund would be as follows:

                           1                3
                          YEAR            YEARS
                          ----            -----
                          $168            $522

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS
--------------------------------------------------------------------------------
OBJECTIVE

The investment objective of the fund is total return through investment in real estate securities. The fund pursues its investment objective of total return by seeking, with approximately equal emphasis, capital appreciation and current income. There can be no assurance that the fund will achieve its investment objective. The fund, of course, will concentrate its investments in the real estate industry. The fund may change its investment objective without shareholder approval, although it has no current intention to do so.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

In making investment decisions on behalf of the fund, Cohen & Steers Capital Management, Inc., the fund's investment advisor (the advisor), relies on a fundamental analysis of each company. The advisor reviews each company's potential for success in light of the company's current financial condition, its industry position and economic and market conditions. The advisor evaluates a number of factors, including growth potential, earnings estimates and the quality of management.

The following are the fund's principal investment strategies. A more detailed description of the fund's investment policies and restrictions and more detailed information about the fund's investments are contained in the fund's statement of additional information (SAI).

Real Estate Companies

For purposes of the fund's investment strategies, a real estate company is one that:

  derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate

or

  has at least 50% of its assets in such real estate

Under normal circumstances, the fund will invest at least 80% of its total assets in common stock and other equity securities issued by real estate companies. These equity securities can consist of:

  common stocks (including REIT shares)

  rights or warrants to purchase common stocks

  securities convertible into common stocks where the conversion feature represents, in the advisor's view, a significant element of the securities' value preferred stocks

Real Estate Investment Trusts

The fund may invest without limit in shares of REITs. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gain) for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies and the fund intends to use these

REIT dividends in an effort to meet the current income goal of its investment objective.

Types of REITs

REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Insurance Regulation


The fund provides an investment vehicle for VA contracts offered by the separate accounts of participating insurance companies. Certain states have regulations concerning concentration of investments and purchase and sale of futures contracts, among other techniques. If these regulations are applied to the fund, the fund may be limited in its ability to engage in such techniques and to manage its investments with the greatest flexibility. It is the fund's intention to operate in material compliance with current insurance laws and regulations, as applied in each jurisdiction in which VA contracts of separate accounts of participating insurance companies are offered.


The fund is also subject to asset diversification requirements promulgated by the U.S. Treasury. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, but in the case of government securities, each government agency or instrumentality is considered to be a separate issuer. An alternative diversification test may be satisfied under certain circumstances.

Illiquid Securities

The fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Defensive Position

When the fund's advisor believes that market or general economic conditions justify a temporary defensive position, the fund may deviate from its investment objectives and invest all or any portion of its assets in high-grade debt securities, without regard to whether the issuer is a real estate company. When and to the extent the fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

Portfolio Holdings

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's statement of additional information.

--------------------------------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the fund's portfolio and the price per share will vary based upon general market conditions.

General Risks of Securities Linked to the Real Estate Market

The fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

  declines in the value of real estate

  risks related to general and local economic conditions

  possible lack of availability of mortgage funds

  overbuilding

  extended vacancies of properties

  increased competition

  increases in property taxes and operating expenses

  changes in zoning laws

  losses due to costs resulting from the clean-up of environmental problems liability to third parties for damages resulting from environmental problems casualty or condemnation losses

  limitations on rents

  changes in neighborhood values and the appeal of properties to tenants changes in interest rates

Thus, the value of the fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (1940 Act). The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, REIT shares can be more volatile than -- and at times will perform differently from -- large company stocks such as those found in the Dow Jones Industrial Average.

Portfolio Turnover

The fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the advisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the fund. High portfolio turnover may result in the realization of net short-term capital gains by the fund which, when distributed to shareholders, will be taxable as ordinary income. See Distributions and Tax Considerations.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
THE ADVISOR


Cohen & Steers Capital Management, Inc., a registered investment advisor, located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the fund under the overall supervision and control of the board of directors of the fund. The advisor was formed in 1986 and its current clients include pension plans and investment companies, including eight closed-end investment companies and six open-end investment companies, including the fund. The advisor is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol 'CNS.'


Under its investment advisory agreement with the fund, the advisor furnishes a continuous investment program for the fund's portfolio, makes the day-to-day investment decisions for the fund, and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the general supervision of the board of directors of the fund. The advisor performs certain administrative services for the fund and provides persons satisfactory to the directors of the fund to serve as officers of the fund. Such officers, as well as certain other employees and directors of the fund, may be directors, officers, or employees of the advisor. The advisor also selects brokers and dealers to execute the fund's portfolio transactions.

For its services under the investment advisory agreement, the fund pays the advisor a monthly management fee at the annual rate of 0.85% of the average daily net asset value of the fund for the first $1.5 billion and 0.75% of the average daily net asset value in excess of $1.5 billion.

In addition to this investment advisory fee, the fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees.

A discussion regarding the Board of Director's basis for approving the investment advisory agreement is available in the statement of additional information and will be available in the fund's semi-annual report covering the first six months of the fund's operation.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

The fund's portfolio managers are:

  Martin Cohen -- Mr. Cohen is a director, president and treasurer of the fund, co-founder, co-chairman and co-chief executive officer of the advisor and its parent company, Cohen & Steers, Inc., and vice president of Cohen & Steers Securities, LLC, the fund's distributor.

  Robert H. Steers -- Mr. Steers is a director, chairman and secretary of the fund, co-founder, co-chairman and co-chief executive officer of the advisor and its parent company, Cohen & Steers, Inc., and president of Cohen & Steers Securities, LLC, the fund's distributor.

  Joseph M. Harvey -- Mr. Harvey is a vice president of the fund. He joined the advisor in 1992 and currently serves as president of the advisor and its parent company, Cohen & Steers, Inc. Prior to August 2003, he was a senior vice president and director of investment research for the advisor.

  James S. Corl -- Mr. Corl is a vice president of the fund. He joined the advisor in 1997 and currently serves as executive vice president of the advisor and its parent company, Cohen & Steers, Inc. Prior to that, Mr. Corl was senior vice president of the advisor.


--------------------------------------------------------------------------------
HOW TO PURCHASE AND SELL FUND SHARES
--------------------------------------------------------------------------------
PURCHASING FUND SHARES


Individuals may not place purchase orders directly with the fund. Fund shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling fund shares. In addition, such participating insurance companies may receive payments from the advisor in connection with their offering of fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the participating insurance companies to offer the fund instead of other mutual funds where such payments are not received.


Pricing Fund Shares

We calculate our net asset value per share as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day prior to 4:00 p.m. eastern time are priced at the net asset value calculated on that day, provided that the orders are received by the fund, or the fund's transfer agent, in proper form by 9:00 a.m. eastern time on the following business day. Orders received in proper form after 4:00 p.m. eastern time by the participating insurance company will receive the next business day's net asset value. Orders received in proper form after 9:00 a.m. eastern time by the fund's transfer agent for orders placed the previous day will receive that current day's net asset value. The participating insurance company is responsible for properly transmitting purchase and sale orders. We determine net asset value per share by adding the market value of all securities and other assets in the fund's portfolio subtracting liabilities, and dividing by the total number of shares then outstanding.

Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the fund's board of directors. Circumstances in which market prices may be unavailable, include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund reserves the right to reject any purchase order and to withdraw or suspend the offering of shares at any time.

Redemption


Fund shares may be redeemed at any time by the separate accounts of the participating insurance companies. INDIVIDUALS MAY NOT PLACE REDEMPTION ORDERS DIRECTLY WITH THE FUND. Redemption requests from separate accounts based on premiums and transaction requests received by the participating insurance company by 4 p.m. on a given business day in accordance with procedures established by the participating insurance company will be effected at the net asset value of the fund determined on such business day if the requests are received by the fund or the transfer agent in proper form and in accordance with applicable requirements by 9:00 a.m. on the next business day. It is each participating insurance company's responsibility to properly transmit redemption requests in accordance with applicable requirements. VA contract holders should consult their participating insurance company prospectus in this regard. The value of the shares redeemed may be more or less than their original cost, depending on the fund's then-current net asset value. No charges are imposed by the fund when shares are redeemed.


The fund ordinarily will make payment for all shares redeemed within seven days after receipt by the transfer agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.


Should any conflict between VA contract holders arise which would require that a substantial amount of net assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of such contract holders.


The fund normally pays redemption requests in cash. The fund reserves the right however to make payments in whole or part in securities or other assets of the fund in case of an emergency or any time a cash distribution would impair the liquidity of the fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

The right of redemption may be suspended or the date of payment postponed
(a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the fund's shareholders.

--------------------------------------------------------------------------------
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The fund is designed for long-term investors with investment horizons of at least six months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund's performance.


Because of potential harm to the fund and its long-term investors, the Board of Directors of the fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the advisor monitors purchase, exchange and redemption activity in fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the fund's shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of fund shares a shareholder may make, although the fund reserves the right to reject or refuse any purchase request that could adversely affect the fund or its operations. If, based on these procedures, the advisor believes that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we will place a block on all further purchases or exchanges of fund shares.


Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity and the volume of shareholder transactions, there can be no guarantee that the fund will be able to identify and restrict such activity in all cases. Additionally, the fund is unable to directly monitor the trading activity of beneficial owners of the fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange fund shares without the identity of the particular shareholder(s) being known to the fund. Accordingly, the ability of the fund to monitor and detect excessive share trading activity through omnibus accounts is limited, and there is no guarantee that the fund will be able to identify shareholders who may be engaging in excessive trading activity through omnibus accounts or to curtail such trading.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTION PLAN

The fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a distribution plan) which allows the fund to pay distribution fees for the sale and distribution of its shares. Under this plan, the fund may pay the distributor a quarterly distribution fee at an annual rate of up to 0.25% of average daily value of the fund's net assets. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor is obligated to use the amounts received under the distribution plan for payments to participating insurance companies and the principal underwriters for their variable insurance products.

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAX CONSIDERATIONS

The fund will declare and pay dividends from its investment income quarterly. The fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The transfer agent will automatically reinvest dividends and distributions in additional shares of the fund unless the participating insurance company instructs otherwise.


Since the fund's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders. For this information, VA contract holders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.


Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

--------------------------------------------------------------------------------
PRIVACY POLICY

The fund is committed to maintaining the privacy of its shareholders and to safeguarding their personal information. The following is provided to help you understand what personal information the fund collects, how we protect that information, and why in certain cases we may share this information with others.


The fund does not receive any personal information relating to persons who invest in VA contracts issued by participating insurance companies that act as the record owner of the shares. In the case of shareholders who are record owners of the fund (i.e., the participating insurance companies), to conduct and process your business in an accurate and efficient manner, we must collect and maintain certain personal information about you. This is the information we collect on applications or other forms, and from the transactions you make with us.


The fund does not disclose any personal information about its shareholders or former shareholders to anyone, except as required or permitted by law or as is necessary to service shareholder accounts. We will share information with organizations, such as the fund's transfer agent, that assist the fund in carrying out its daily business operations. These organizations will use this information only for purposes of providing the services required or as otherwise as may be required by law. These organizations are not permitted to share or use this information for any other purpose. In addition, the fund restricts access to personal information about its shareholders to employees of the advisor who have a legitimate business need for the information.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The fund is a newly organized mutual fund and so financial highlights are not yet available.

--------------------------------------------------------------------------------
RELATED PERFORMANCE
--------------------------------------------------------------------------------


Set forth below is a chart containing prior performance information for the advisor in managing accounts, including registered investment companies, with an investment objective, policies, techniques and restrictions substantially similar, although not necessarily identical, to the fund. The chart shows average annual returns for a composite of the actual performance of all accounts with a primary investment objective of total return through investment in real estate securities (Realty Total Return Accounts) managed during the periods indicated. The information in the chart below gives some indication of the risks of an investment in the fund by comparing performance of a composite of other real estate total return accounts managed by the Investment Manager with a broad measure of market performance.


The prior performance of the advisor does not represent the performance of the fund, which has no history of operations, and is not an indication or guarantee of the fund's future performance, which may be higher or lower. The performance information reflects all fees and expenses charged to each account.

The fund's fees and expenses are higher than those charged to certain of the Realty Total Return Accounts. In addition, not all of the Realty Total Return Accounts are subject to the same types of expenses as the fund. Had the fund's fees and expenses been applied, the composite performance numbers may have been lower.

The fund's performance will be influenced by a number of factors, including the timing of money flowing into and out of the fund. These factors may be different for the fund than for the other Realty Total Return Accounts managed by the advisor and therefore may result in different performance results for the fund and these other accounts.

With the exception of the registered investment companies, the Realty Total Return Accounts included in the composite are not subject to the specific tax restrictions and investment limitations imposed on the fund by the 1940 Act or the Code. The performance results for these accounts may otherwise have been lower. The prior performance of the advisor is provided merely to indicate the experience of the advisor in managing substantially similar accounts. These figures reflect the reinvestment of dividends and distributions. Included for comparison purposes are performance figures for the NAREIT Equity REIT Index and the Wilshire Real Estate Securities Index, which are unmanaged indices designed to be reflective of the performance of the Equity REIT and real estate securities markets in general. The performance of the indices has not been adjusted for any fees or expenses.


Investors using the fund to fund a VA contract will pay certain fees and expenses in connection with the fund, which are described in this prospectus. In addition, VA contract holders also will pay fees and charges imposed by participating insurance companies under their VA contracts. These insurance company fees are not reflected in the performance information presented below; if they were reflected, it would have the effect of reducing the performance information presented.


--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                     (for periods ended November 30, 2004)


                                                               1 YEAR       5 YEARS       10 YEARS
                                                               ------       -------       --------
Realty Total Return Accounts*...........................       35.61%        21.87%        15.94%
NAREIT Equity REIT Index................................       29.88%        21.55%        15.07%
Wilshire Real Estate Securities Index...................       31.79%        21.91%        15.34%


---------

* As noted above, this is a composite of other real estate total return accounts managed by the Investment Manager, and is not the fund's performance. Past performance is not an indication of future performance.

                                 COHEN & STEERS
                                 VIF REALTY FUND

--------------------------------------------------------------------------------
                TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers VIF Realty Fund, Inc., the following documents are available to you without any charge, upon request:

  Statement of Additional Information -- Additional information about the fund's investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into the prospectus and is legally considered to be part of this prospectus.

To request a free copy of the materials described above, or to make any other inquiries, please contact us:

By telephone                 (800) 437-9912
By mail                      Cohen & Steers VIF Realty Fund, Inc.
                             c/o Boston Financial Data Services
                             P.O. Box 8123
                             Boston, Massachusetts 02266-8123
By e-mail                    marketing@csreit.com
On the Internet              http://www.cohenandsteers.com

Reports and other information about the fund (including the fund's SAI) may also be obtained from the Securities and Exchange Commission (the SEC):

  By going to the SEC's Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

  By accessing the SEC's Internet site at http://www.sec.gov where you can view, download and print the information.

  By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.

                   757 THIRD AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-21669

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                             SUBJECT TO COMPLETION
                             DATED JANUARY 24, 2005


                                 COHEN & STEERS
                                 VIF REALTY FUND

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 437-9912
--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION


                                JANUARY   , 2005


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT SHOULD BE READ
  IN CONJUNCTION WITH THE PROSPECTUS FOR COHEN & STEERS VIF REALTY FUND, INC. DATED THE SAME DATE AS THIS STATEMENT OF ADDITIONAL INFORMATION, AS SUPPLEMENTED
 FROM TIME TO TIME. THIS STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED BY
   REFERENCE IN ITS ENTIRETY INTO THE PROSPECTUS. COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION, PROSPECTUS AND ANNUAL AND SEMI-ANNUAL REPORTS (WHEN
AVAILABLE) MAY BE OBTAINED FREE OF CHARGE BY WRITING THE ADDRESS OR CALLING THE
                           PHONE NUMBER SHOWN ABOVE.

  SHARES OF THE FUND ARE SOLD ONLY TO: (I) SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES TO FUND THE BENEFITS FOR VARIABLE ANNUITY CONTRACTS (VA
 CONTRACTS). ACCORDINGLY, ALL REFERENCES TO 'SHAREHOLDER' IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION REFERS TO SUCH PARTICIPATING INSURANCE
                COMPANY AND NOT TO INDIVIDUAL CONTRACT HOLDERS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Investment Objective and Policies...........................    3

Investment Restrictions.....................................   11

Management of the Fund......................................   12

Compensation of Directors and Certain Officers..............   17

Investment Advisory and Other Services......................   18

Portfolio Transactions and Brokerage........................   27

Organization and Description of Capital Stock...............   28

Distribution Plan...........................................   28

Determination of Net Asset Value............................   29

How to Buy Fund Shares......................................   30

Sale of Fund Shares.........................................   30

Other Share Information.....................................   31

Taxation....................................................   31

Performance Information.....................................   34

Counsel and Independent Registered Public Accounting Firm...   35

Financial Statement.........................................   36

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Cohen & Steers VIF Realty Fund, Inc. (the 'Fund') is a non-diversified, open-end, management investment company organized as a Maryland corporation on November 10, 2004.

Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. No investment in the shares of the Fund should be made without first reading the Prospectus.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

The following descriptions supplement the descriptions of the principal investment objective, strategies and risks as set forth in the Prospectus. Except as otherwise provided below, the Fund's investment policies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders; however, the Fund will not change its investment policies without written notice to shareholders.

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS

REITs are sometimes informally characterized as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments in REITs will consist of securities issued by Equity REITs.

--------------------------------------------------------------------------------
CASH RESERVES

The Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of total assets.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which an investor, such as the Fund, purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the Fund, in effect as collateral for the repurchase obligation. Repurchase agreements may be entered into with member banks of the Federal Reserve System or 'primary dealers' (as designated by the Federal Reserve Bank of New York) in United States Government securities. Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, such as Moody's Investors Service, Inc. ('Moody's') or Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ('S&P'), certificates of deposit, bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market mutual funds.

In entering into the repurchase agreement for the Fund, Cohen & Steers Capital Management, Inc., the investment advisor (the 'Advisor'), will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES

The Fund will not invest in illiquid securities if immediately after such investment more than 15% of the Fund's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the 'Securities Act') and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The Securities and Exchange Commission (the 'SEC') has adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a safe harbor from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

The Advisor will monitor the liquidity of restricted securities in the Fund's portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

--------------------------------------------------------------------------------
PREFERRED STOCK, WARRANTS AND RIGHTS

The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders, but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

--------------------------------------------------------------------------------
FOREIGN SECURITIES

The Fund may invest up to 15% of total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

The Fund may be subject to additional investment risks for foreign securities that are different in some respects than those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. There can be no assurance that such laws will not become applicable to certain of the Fund's investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

--------------------------------------------------------------------------------
FUTURES CONTRACTS

The Fund may purchase and sell financial futures contracts. A financial futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index on a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash or liquid portfolio securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may 'cover' its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

The Fund will be authorized to use financial futures contracts and related options for 'bona fide hedging' purposes, as such term is used in applicable regulations of the Commodity Futures Trading Commission ('CFTC'). The Fund will also be authorized to enter into such contracts and related options for non-hedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures options positions, less the amount by which any such positions are 'in-the-money,' would not exceed 5% of the Fund's total assets. The Fund may lose the expected benefit of transactions in financial futures contracts if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

--------------------------------------------------------------------------------
OPTIONS ON SECURITIES AND STOCK INDICES

The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. exchanges.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is 'covered.' A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund owns a call option on the same security and in the same principal amount as the call option written where the exercise price of the call option held (a) is equal to or less than the exercise price of the call option written or (b) is greater than the exercise price of the call option written if the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by the Fund is 'covered' if the Fund maintains similar liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else owns a put option on the same security and in the same principal amount as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the Advisor, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium for writing a put or call option, which will increase the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the

Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

--------------------------------------------------------------------------------
FOREIGN CURRENCY CONTRACTS AND CURRENCY HEDGING TRANSACTIONS

In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts ('forward contracts') and foreign currency futures contracts ('foreign currency futures'), as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to 'lock in' the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may experience a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as 'cross-hedging.' Because in connection with the Fund's foreign currency forward transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash or other liquid assets available that are sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. In addition, the Fund will not enter into such forward contracts if, as a result, the Fund will have more than 15% of the value of its total assets committed to such contracts. To the extent such contracts would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in restricted or illiquid securities. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may enter into exchange-traded foreign currency futures for the purchase or sale for future delivery of foreign currencies. This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the Advisor's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

--------------------------------------------------------------------------------
RISKS OF OPTIONS, FUTURES AND FOREIGN CURRENCY CONTRACTS

Options, futures and foreign currency contracts are forms of derivatives. The use of options and futures as hedging techniques may not succeed where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options and futures depend on the Advisor's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Where a liquid secondary market for options or futures does not exist, the Fund may not be able to close its position and, in such an event would be unable to control its losses. The loss from investing in futures contracts is potentially unlimited. The use of forward foreign currency contracts may limit gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may cause poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund's futures transactions will ordinarily be entered into for traditional hedging purposes. There is, however, no limit on the amount of the Fund's assets that can be put at risk through the use of futures contracts and options thereon and the value of the Fund's futures contracts and options thereon may equal or exceed 100% of the Fund's total assets. The Fund has no current intention of entering into futures transactions other than for traditional hedging purposes.

The Fund is operated by persons who have claimed exclusions from the definition of the term 'commodity pool operator' under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as commodity pool operators under the Act.

--------------------------------------------------------------------------------
SHORT SALES

The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer. The Fund must maintain collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), the above requirements are not applicable.

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has adopted policies and procedures with respect to the disclosure of the Fund's portfolio holdings and ongoing arrangements to make available such information to the general public and to certain persons on a selective basis. Except as noted below, the Fund does not provide portfolio holdings to any third party until they are made available on the Cohen & Steers website at cohenandsteers.com or through some other means of public dissemination. The Fund's full portfolio holdings are published quarterly in reports sent to shareholders and such reports are made available on the Cohen & Steers website, generally within 30-60 days after the end of each quarter. These quarterly holding reports are also filed with the SEC within 60 days of the end of each quarter, as part of Form N-CSR or Form N-Q. In addition, the Fund publishes its top 10 holdings quarterly on the Cohen & Steers website, generally within 15-30 days after the end of each quarter. Once the full holdings and top 10 holdings have been published, employees of the Advisor may freely distribute them to third parties. This information remains available until the next quarter's holdings are posted on the website.

The following are exceptions to the general rule that holdings are not disclosed to third parties until posted to the website:

1. The Fund's portfolio holdings may be disclosed prior to public release to certain third parties (e.g. rating and ranking organizations, financial printers, pricing information vendors, and other research firms for legitimate business purposes. Disclosure is conditioned on receipt of a written confidentiality agreement, including a duty not to trade on the basis of the information disclosed. The portfolio holdings may be disclosed to such third parties on an as-needed basis and such disclosure must be authorized by an officer of the Fund.

2. The Fund's portfolio holdings may also be disclosed between and among the Fund's Advisor, distributor, administrator, sub-administrator, custodian, independent auditor and outside legal counsel for legitimate business purposes within the scope of their official duties and responsibilities, subject to their continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics and the Inside Information Policies and Procedures applicable to the Advisor, distributor and administrator, and as imposed on the other parties by agreement or under applicable laws, rules and regulations.

3. The Fund's Advisor, administrator, sub-administrator or custodian may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities transactions with such broker-dealers, subject to the broker-dealer's legal obligation not to use or disclose material nonpublic information concerning the funds' portfolio holdings.

4. Fund portfolio holdings may also be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with a lawsuit or (3) as required by court order.

Neither the Fund, the Advisor nor any other party receives any compensation in connection with the disclosure of the Fund's portfolio holdings.

The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) having the chief compliance officer of the Fund oversee the implementation and enforcement of the portfolio holdings disclosure policies and procedures, (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters that may arise in connection with any material portfolio holdings disclosure, and (3) considering whether to approve or ratify any amendment to the portfolio holdings disclosure policies.

The Board of Directors of the Fund believes that the limited disclosure of the Fund's portfolio holdings to affiliates of the Fund for legitimate business purposes is in the best interest of Fund shareholders.

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment objectives and the general investment strategies of the Fund are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

The Fund may not:

1. Borrow money, or pledge its assets, except that the Fund may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made;

2. Issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of senior securities for purposes of this restriction;

3. Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

4. Purchase or sell real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities;

5. Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

6. Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

7. Purchase restricted or 'illiquid' securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund's net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended);

8. Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Sec. 12(d)(1) of the Investment Company Act of 1940, as amended

(the '1940 Act'), and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

9. Make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the Fund. The Fund must maintain collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), such restrictions shall not apply;

10. Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the Fund; (ii) at the time of such investment, the value of the aggregate premiums paid for such securities does not exceed 5% of the Fund's total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets;

11. Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

12. Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings; or

13. Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin.

The investment restrictions numbered 1 through 6 in this Statement of Additional Information have been adopted as fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. 'Majority of the outstanding voting securities' means the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 7 through 13 above, are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its Advisor, administrator, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the Advisor and the Fund's administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Board of Directors. As of December 31, 2004, the Directors and officers as a group beneficially owned, directly or indirectly, less than 1% of the outstanding shares of the Fund.

The Directors and officers of the Fund and their principal occupations during the past five years are set forth below.


                                                                  PRINCIPAL OCCUPATION               NUMBER OF FUNDS      LENGTH
                                                                  DURING PAST 5 YEARS              WITHIN FUND COMPLEX    OF
                          POSITION(S) HELD      TERM OF            (INCLUDING OTHER               OVERSEEN BY DIRECTOR    TIME
 NAME, ADDRESS AND AGE       WITH FUND           OFFICE           DIRECTORSHIPS HELD)              (INCLUDING THE FUND)   SERVED
 ---------------------       ---------           ------           -------------------              --------------------   ------
INTERESTED DIRECTORS**
Robert H. Steers ........  Director, Chairman   Until Next     Co-Chairman and Co-Chief                     14            Since
757 Third Avenue           of the Board, and    Election of    Executive Officer of the                                   Inception
New York, New York             Secretary        Directors      Advisor since 2003 and
Age: 51                                                        prior to that, Chairman
                                                               of the Advisor.
                                                               President of Cohen &
                                                               Steers Securities, LLC,
                                                               the fund's distributor.

Martin Cohen ............      Director,        Until Next     Co-Chairman and Co-Chief                     14            Since
757 Third Avenue             President and      Election of    Executive Officer of the                                   Inception
New York, New York             Treasurer        Directors      Advisor since 2003 and
Age: 55                                                        prior to that, President
                                                               of the Advisor. Vice
                                                               President of Cohen &
                                                               Steers Securities, LLC,
                                                               the fund's distributor.

DISINTERESTED DIRECTORS
Bonnie Cohen* ...........       Director        Until Next     Consultant. Prior                            14            Since
1824 Phelps Place, N.W.                         Election of    thereto, Undersecretary                                    Inception
Washington, D.C.                                Directors      of State, United States
Age: 61                                                        Department of State.
                                                               Director of Wellsford
                                                               Real Properties, Inc.

George Grossman .........       Director        Until Next     Attorney-at-law.                             14            Since
17 Elm Place                                    Election of                                                               Inception
Rye, New York                                   Directors
Age: 50

Richard E. Kroon ........       Director        Until Next     Board Member of Finlay                       14            Since
328 Newman Springs Rd.                          Election of    Enterprises, Inc. (fine                                    Inception
Red Bank, New Jersey                            Directors      jewelry retailer).
Age: 62                                                        Formerly Chairman and
                                                               Managing Partner of the
                                                               Sprout Group Venture
                                                               Capital Fund, a division
                                                               of Donald, Lufkin &
                                                               Jenrette Securities
                                                               Corporation, and former
                                                               Chairman of the National
                                                               Venture Capital
                                                               Association.

Richard J. Norman .......       Director        Until Next     Private Investor. Prior                      14            Since
7520 Hackamore Drive                            Election of    thereto, Investment                                        Inception
Potomac, Maryland                               Directors      Representative of Morgan
Age: 61                                                        Stanley Dean Witter.

Frank K. Ross ...........       Director        Until Next     Board member of NCRIC                        14            Since
10130 Darmuid                                   Election of    Group, Inc. (insurance)                                    Inception
Green Drive                                     Directors      and Pepco Holdings, Inc.
Potomac, Maryland                                              (electric utility).
Age: 61                                                        Formerly, Midatlantic
                                                               Area Managing Partner
                                                               for Audit and Risk
                                                               Advisory Services at
                                                               KPMG LLP and Managing
                                                               Partner of its
                                                               Washington, DC office.

                                                  (table continued on next page)

(table continued from previous page)


                                                                  PRINCIPAL OCCUPATION               NUMBER OF FUNDS      LENGTH
                                                                  DURING PAST 5 YEARS              WITHIN FUND COMPLEX    OF
                          POSITION(S) HELD      TERM OF            (INCLUDING OTHER               OVERSEEN BY DIRECTOR    TIME
 NAME, ADDRESS AND AGE       WITH FUND           OFFICE           DIRECTORSHIPS HELD)              (INCLUDING THE FUND)   SERVED
 ---------------------       ---------           ------           -------------------              --------------------   ------
Willard H. Smith, Jr. ...    Director           Until Next     Board member of Essex Property                 14          Since
7231 Encelia Drive                              Election of    Trust, Inc., Highwoods Properties,                         Inception
La Jolla, California                            Directors      Inc., Realty Income Corporation and
Age: 68                                                        Crest Net Lease, Inc. Managing
                                                               Director at Merrill Lynch & Co.,
                                                               Equity Capital Markets Division from
                                                               1983 to 1995.

C. Edward Ward, Jr. .....    Director           Until Next     Member of The Board of Trustees of             14          Since
788 Columbus Avenue, Apt.                       Election of    Manhattan College, Riverdale, New                          Inception
7G                                              Directors      York. Formerly head of closed-end
New York, New York                                             fund listings for the New York Stock
Age: 58                                                        Exchange.



---------
 * Martin Cohen and Bonnie Cohen are unrelated.

** 'Interested person,' as defined in the 1940 Act, of the Fund because of affiliation with Cohen & Steers Capital Management, Inc., the Fund's Advisor.

The officers of the Fund (other than Messrs. Cohen and Steers, whose biographies are provided above), their addresses, their ages, and their principal occupations for at least the past five years are set forth below.


    NAME, ADDRESS AND       POSITION(S) HELD
          AGE**                WITH FUND               PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
          -----                ---------               -------------------------------------------
Joseph M. Harvey ........    Vice President    President of the Advisor since 2003 and, prior to that,
757 Third Avenue                               Senior Vice President and Director of Investment Research of
New York, New York                             the Advisor.
Age: 40

Adam M. Derechin ........  Vice President and  Chief Operating Officer of the Advisor since 2003 and prior
757 Third Avenue               Assistant       to that, Senior Vice President of the Advisor.
New York, New York             Treasurer
Age: 40

James S. Corl ...........    Vice President    Executive Vice President and Chief Investment Officer for
757 Third Avenue                               Real Estate Securities Investments since 2004, and prior to
New York, New York                             that, Senior Vice President of the Advisor.
Age: 37

Lawrence B. Stoller .....      Assistant       Senior Vice President and General Counsel of the Advisor,
757 Third Avenue               Secretary       since 1999; Chief Legal Officer of Cohen & Steers
New York, New York                             Securities, LLC. Prior to that, Associate General Counsel,
Age: 41                                        Neuberger Berman Management, Inc. (money manager); and
                                               Assistant General Counsel, The Dreyfus Corporation (money
                                               manager).

John E. McLean ..........   Chief Compliance   Vice President and Associate General Counsel of Cohen &
757 Third Avenue                Officer        Steers Capital Management since September 2003. Prior to
New York, NY                                   that, Vice President, Law & Regulation, J. & W. Seligman &
Age: 33                                        Co. Incorporated (money manager); and Associate, Battle
                                               Fowler LLP (law firm).

---------
** Each elected at inception of the Fund by the Board of Directors and serves at the pleasure of the Board of Directors.

The following table provides information concerning the dollar range of the Fund's equity securities owned by each Director and the aggregate dollar range of securities owned in the Cohen & Steers Fund Complex is also set forth below.

                                                                                      Aggregate Dollar Range
                                                              Dollar Range of Equity  of Equity Securities in
                                                              Securities in the Fund    the Cohen & Steers
                                                                as of December 31,      Fund Complex as of
                                                                       2004              December 31, 2004
                                                                       ----              -----------------
Bonnie Cohen................................................           none                over $100,000
Martin Cohen................................................           none                over $100,000
George Grossman.............................................           none                over $100,000
Richard E. Kroon............................................           none                    none
Richard J. Norman...........................................           none                over $100,000
Frank K. Ross...............................................           none                    none
Willard H. Smith, Jr........................................           none                over $100,000
Robert H. Steers............................................           none                over $100,000
C. Edward Ward, Jr..........................................           none                    none

Conflicts of Interest. No Director who is not an 'interested person' of the Fund as defined in the 1940 Act, and none of their immediate family members, own any securities issued by the Advisor, or any person or entity (other than the Fund) directly or indirectly controlling, controlled by, or under common control with the Advisor.

--------------------------------------------------------------------------------
BOARD'S ROLE IN FUND GOVERNANCE

Committees. The Fund's Board of Directors has four standing committees of the Board, the Audit Committee, the Nominating Committee, the Contract Review Committee and the Governance Committee, each of which is composed of all of the Directors who are not interested persons of the Fund, as defined in the 1940 Act. The members of the Committees are Ms. Cohen and Messrs. Grossman, Kroon, Norman, Ross, Smith and Ward.

The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The functions of the Nominating Committee are to identify individuals qualified to become members of the Board of Directors in the event that a position is vacated or created, to select the director nominees for any future meeting of stockholders and to set any necessary standards or qualifications for service on the Board of Directors. The Nominating Committee will consider nominees properly recommended by the Fund's shareholders. Shareholders who wish to recommend a nominee should send nominations that include, among other things, biographical data and the qualifications of the proposed nominee to the Fund's Secretary. The main functions of the Contract Review Committee are to make recommendations to the Board of Directors after reviewing advisory and other contracts that the Fund has with the Investment Manager and to select third parties to provide evaluative reports and other information regarding the services provided by the Investment Manager to the Board. The main function of the Governance Committee is to assist the Board in the oversight of appropriate and effective governance of the Fund. The Governance Committee will oversee, among other things, the structure and composition of the Board committees, the size of the Board and the compensation of independent Directors for service on the Board and any Board committee.

Approval of Investment Advisory Agreement. The Board of Directors of the Fund including a majority of the Directors who are not parties to the Fund's Investment Advisory Agreement, or interested persons of any such party ('Disinterested Directors'), has the responsibility under 1940 Act to approve the Fund's proposed Investment Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board called for the purpose of voting on the approval or continuation. The Investment Advisory Agreement for the Fund was discussed at meetings held on December 6 and 7, 2004 and unanimously approved for an initial two-year term by the Fund's Board, including the Disinterested Directors.


In considering whether to approve the Fund's Investment Advisory Agreement, the Board reviewed the materials provided by the

Investment Manager and Fund counsel, which included, among other things, fee and expense information and performance comparisons of funds with an investment objective and policies similar to those of the Fund, prepared by the Investment Manager, information regarding the past performance of funds managed by the Investment Manager that have investment objectives and policies similar to those of the Fund, and memorandum outlining the legal duties of the Board. The Board considered factors relating to both the selection of the investment adviser and the approval of the advisory fee when reviewing the Investment Advisory Agreement. In particular, the Board considered the following:


(i) The nature, extent and quality of services to be provided by the Investment
Manager: The Directors reviewed the services that the Investment Manager would provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Directors also discussed with officers and portfolio managers of the Fund the amount of the time the Investment Manager would dedicate to the Fund and the type of transactions that would be done on behalf of the Fund. Additionally, the Directors considered the services provided by the Investment Manager to Cohen & Steers Realty Shares Fund, Inc. ('Realty Shares'), an open-end investment company managed by the Investment Manager with a substantially similar investment objective and policies as the Fund, and determined that the services proposed for the Fund were similar to those already being provided for Realty Shares. They also took into consideration the favorable history, reputation and background of the portfolio managers for the Fund, finding that these would likely have an impact on the success of the Fund. Lastly, the Directors noted the Investment Manager's ability to attract quality and experienced personnel and its continuing effort to expand its capabilities. The Directors concluded that the proposed services of the Investment Manager to the Fund compared favorably to services provided by the Investment Manager for other funds in both nature and quality.

(ii) Investment performance of the Fund and the Investment Manager: Because the Fund is newly formed, the Directors did not consider the investment performance of the Fund. The Directors reviewed the Investment Manager's performance for other real estate funds, and in particular Realty Shares. They also reviewed the Investment Manager's past performance in real estate funds against the performance of the NAREIT Equity REIT Index and Wilshire Real Estate Securities Index, among other indices, and the performance of other real estate funds advised by other investment advisers. In particular, the Directors noted that the Investment Manager managed several real estate funds that were outperforming the indices and their competitors. Because this Fund has a proposed investment objective and portfolio content substantially similar to Realty Shares, the Directors noted that Realty Shares was ranked third for year-to-date performance among its competitors. The Directors recognized that past performance is not an indicator of future performance, but found that the Investment Manager had the necessary expertise in managing real estate securities to manage the Fund. The Directors determined that the Investment Manager would be an appropriate investment adviser for the Fund.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager from the relationship with the Fund: Next, the Directors considered the cost of the services provided by the Investment Manager. Under the Investment Advisory Agreement, the Fund will pay the Investment Manger a monthly management fee computed at the annual rate of 0.85% of the average daily net assets of the Fund up to $1.5 billion and 0.75% of the average daily net assets of the Fund on amounts in excess of $1.5 billion. This fee is the same as the fee paid to the Investment Manager for managing Realty Shares. As part of their analysis, the Directors considered fee and expense estimates compiled by the Investment Manager. The Directors considered the fact that the Investment Manager has agreed to waive a portion of its investment management fees through December 31, 2005, thereby capping the Fund's total expense ratio at 1.50% of net assets. The Directors took note of the fact that the Fund's investment management fee for the initial term of the contract was projected to compare favorably to the average investment management fee charged to competitive funds of a comparable size. The Directors did not consider the profitability of the Fund, since the Fund is newly formed with no operating history.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Directors noted that there would likely be economies of scale as the Fund grows and that the Investment Manager's fee would decrease for assets over $1.5 billion. The directors determined that the fee levels reflected the expected economies of scale.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (i) and (iii), the Directors compared both the services to be rendered and the fees to paid under the Investment Advisory Agreement to other contracts of the Investment Manager and to contracts of other investment advisers to registered investment companies investing in real estate securities. The Directors also considered fees charged by the Investment Manager to institutional and other clients. In both instances, the Directors determined that the proposed services and fees were comparable to those being offered under the other contracts by the Investment Manager and other investment advisers.

The Directors then took into consideration other benefits to be derived by the Investment Manager in connection with the Investment Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Manager would be eligible to receive by allocating the Fund's brokerage transactions. The Directors also noted the administrative services provided under the Administration Agreement by the Investment Adviser for the Fund such as operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board to serve as officers of the Fund, noting that these services were beneficial to the Fund.

For these reasons, the Board, including the Disinterested Directors, unanimously approved the Investment Advisory Agreement.

--------------------------------------------------------------------------------
COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS
--------------------------------------------------------------------------------

The following table sets forth information regarding estimated compensation expected to be paid to Directors by the Fund for the fiscal year ended
December 31, 2005 and the aggregate compensation paid by the Fund complex of which the Fund is a part for the fiscal year ended December 31, 2004. Officers of the Fund and directors who are interested persons of the Fund do not receive any compensation from the Fund or any other fund in the Fund complex which is a U.S. registered investment company. Each of the other Directors is paid an annual retainer of $4,500, and a fee of $500 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. In the column headed 'Total Compensation From Fund and Fund Complex Paid to Directors,' the compensation paid to each director represents the thirteen funds that each director served in the Fund complex during the fiscal year ended December 31, 2004. The Directors do not receive any pension or retirement benefits from the Fund complex.

                                      Compensation Table
                                                                                   Total
                                                                               Compensation
                                                               Aggregate       From Fund and
                                                              Compensation     Fund Complex
                  Name of Person, Position                     From Fund     Paid to Directors
                  ------------------------                     ---------     -----------------
Bonnie Cohen,* Director.....................................     $6,500           $85,625
Martin Cohen,** Director and President......................     $    0           $     0
George Grossman,* Director..................................     $6,500           $85,625
Richard E. Kroon,* Director.................................     $6,500           $25,500
Richard J. Norman,* Director................................     $6,500           $85,625
Frank K. Ross,* Director....................................     $6,500           $71,000
Willard H. Smith, Jr.,* Director............................     $6,500           $85,625
Robert H. Steers,** Director and Chairman...................     $    0           $     0
C. Edward Ward, Jr.,* Director..............................     $6,500           $25,500


---------

 * Member of the Audit Committee, Nominating Committee, Contract Review Committee and Governance Committee.

** 'Interested person,' as defined in the 1940 Act, of the Fund because of affiliation with Cohen & Steers Capital Management, Inc., the Fund's Advisor.

--------------------------------------------------------------------------------
INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------
THE ADVISOR

Cohen & Steers Capital Management, Inc., a New York corporation and registered investment advisor, located at 757 Third Avenue, New York, New York 10017 is the investment advisor to the Fund. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose shares are listed for trading on the New York Stock Exchange under the symbol 'CNS.'


The Advisor was formed in 1986 and specializes in the management of real estate securities portfolios. Its current clients include pension plans and investment companies, including eight closed-end investment companies and six open-end investment companies, including the Fund. Mr. Cohen and Mr. Steers are deemed 'controlling persons' of the Advisor on the basis of their ownership of the stock in the Advisor's parent company.


Pursuant to an Investment Advisory Agreement, the Advisor furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.

Under the Investment Advisory Agreement, the Fund will pay the Advisor a monthly advisory fee in an amount equal to 0.85% of the average daily value of the net assets of the Fund for the first $1.5 billion and 0.75% of the average daily value of the net assets in excess of $1.5 billion.

The Advisor also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which the Advisor is not required to furnish under the Investment Advisory Agreement. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Advisor or its affiliates. The cost to the Fund of these services must be agreed to by the Fund and is intended to be no higher than the actual cost to the Advisor or its affiliates of providing the services. The Fund does not pay for services performed by officers of the Advisor or its affiliates. The Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund.

All of the officers of the Fund listed above are officers or employees of the Advisor. Their affiliations with the Fund and with the Advisor are provided under their principal business occupations.

--------------------------------------------------------------------------------
ADMINISTRATOR AND SUB-ADMINISTRATOR

The Advisor has also entered into an administration agreement with the Fund (the 'Administration Agreement') under which the Advisor performs certain administrative functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying the compensation of the Fund's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund's registration statement, including the Prospectus and Statement of Additional Information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the Fund's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the Custodian, Transfer Agent and printers; (viii) providing trading desk facilities for the Fund;
(ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than the Fund's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Advisor receives a monthly fee from the Fund at the annual rate of 0.02% of the Fund's average daily net assets.

In accordance with the terms of the Administration Agreement and with the approval of the Fund's Board of Directors, the Advisor has caused the Fund to retain State Street Bank and Trust Company ('State Street') as sub-administrator under a fund accounting and administration agreement (the 'Sub-Administration Agreement'). Under the Sub-Administration Agreement, State Street has assumed responsibility for performing certain of the foregoing administrative functions, including (i) determining the Fund's net asset value and preparing these figures for publication; (ii) maintaining certain of the Fund's books and records that are not maintained by the Advisor, custodian or transfer agent; (iii) preparing financial information for the Fund's income tax returns, proxy statements, shareholders reports, and SEC filings; and (iv) responding to shareholder inquiries. Under the Administration Agreement, the Advisor remains responsible for monitoring and overseeing the performance by State Street of its obligations to the Fund under its Sub-Administration Agreement with the Fund, subject to the overall authority of the Fund's Board of Directors.


Under the terms of the Sub-Administration Agreement, the Fund pays State Street a monthly administration fee. The administration fee paid by the Fund is computed on the basis of the aggregate net assets of all the funds in the Cohen & Steers fund complex at an annual rate equal to 0.030% of the first $2.2 billion in assets, 0.020% of the next $2.2 billion, and 0.01% of assets in excess of $4.4 billion, with a minimum fee per fund of $120,000. The aggregate fee paid by the Fund and the other funds in the Cohen & Steers complex to State Street is computed by calculating the effective rate for all the funds and multiplying the monthly average net assets of each respective fund in the complex by that effective rate. For those funds with preferred shares outstanding, the monthly average net assets will be adjusted by the monthly average liquidation value of the preferred shares. The Fund is then responsible for its pro rata amount of the aggregate administration fee. State Street also serves as the Fund's custodian and transfer agent. See Custodian and Transfer and Dividend Disbursing Agent, below. Boston Financial Data Services, Inc. has been retained by State Street to provide transfer agency services to the Fund and is sometimes referred to as the Transfer Agent.


--------------------------------------------------------------------------------
DISTRIBUTOR

Cohen & Steers Securities, LLC (the 'Distributor'), an affiliate of the Advisor, serves without charge as the Distributor of shares of the Fund. The Distributor is not obligated to sell any specific amount of shares and will sell shares, as agent for the Fund, on a continuous basis only against orders to purchase shares.

The Distributor is an 'affiliated person' of the Advisor, which is itself an affiliated person of the Fund. Those individuals identified above under 'Management of the Fund' as Directors or officers of both the Fund and the Distributor are affiliated persons of both entities.

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

State Street, which has its principal business at 225 Franklin Street, Boston, Massachusetts 02110, has been retained to act as custodian of the Fund's investments and as the Fund's transfer and dividend disbursing agent. State Street has retained its wholly-owned subsidiary, Boston Financial, to provide transfer and dividend disbursing agency services to the Fund. Neither State Street nor Boston Financial has any part in deciding the joint Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.

--------------------------------------------------------------------------------
CODE OF ETHICS

The Fund, the Advisor and the Distributor have adopted a joint code of ethics pursuant to Rule 17j-1 of the 1940 Act and 204A-1 of the Investment Advisers Act of 1940, as amended, that is designed to ensure that the interests of Fund shareholders come before the interests of those involved in managing the Fund. The code of ethics, among other things, prohibits personnel of the Advisor and Distributor from investing in REITs and real estate securities, preferred securities and initial public offerings; requires pre-approval for transactions in private placements and most other securities transactions (including transactions in Cohen & Steers closed-end funds); and requires pre-approval for sales of shares of Cohen & Steers open-end funds. The Fund's Disinterested Directors are prohibited from purchasing or selling any security if they know or reasonably should know at the time of the transaction that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.


--------------------------------------------------------------------------------
PROXY VOTING

The Fund's Board of Directors has delegated to the Advisor the responsibility for voting proxies on behalf of the Fund, and has determined that proxies with respect to the Fund's portfolio companies shall be voted in accordance with the Advisor's Statement of Policies and Procedures Regarding the Voting of Securities (the Proxy Voting Policies and Procedures). The following is a summary of the Proxy Voting Policies and Procedures.

Voting rights are an important component of corporate governance. The Advisor has three overall objectives in exercising voting rights:

A. Responsibility. The Advisor shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company's shareholders. Although accountability can be promoted in a variety of ways, protecting shareholder voting rights may be among our most important tools.

B. Rationalizing Management and Shareholder Concerns. The Advisor seeks to ensure that the interests of a company's management and board are aligned with those of the company's shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.

C. Shareholder Communication. Since companies are owned by their shareholders, the Advisor seeks to ensure that management effectively communicates with its owners about the company's business operations and financial performance. It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company's securities.

In exercising voting rights, the Advisor shall conduct itself in accordance with the general principles set forth below.

1. The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

2. In exercising voting rights, the Advisor shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.

3. Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

4. In exercising voting rights on behalf of clients, the Advisor shall conduct itself in the same manner as if it were the constructive owner of the securities.

5. To the extent reasonably possible, the Advisor shall participate in each shareholder voting opportunity.

6. Voting rights shall not automatically be exercised in favor of management-supported proposals.

7. The Advisor, and its officers and employees, shall never accept any item of value in consideration of a favorable proxy voting decision.

Set forth below are general guidelines that the Advisor shall follow in exercising proxy voting rights:

Prudence. In making a proxy voting decision, the Advisor shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.

Third Party Views. While the Advisor may consider the views of third parties, it shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

Shareholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, the Advisor shall consider both short-term and long-term views about a company's business and prospects, especially in light of our projected holding period on the stock (e.g., the

Advisor may discount long-term views on a short-term holding).

Set forth below are guidelines as to how specific proxy voting issues shall be analyzed and assessed. While these guidelines will provide a framework for the Advisor's decision making process, the mechanical application of these guidelines can never address all proxy voting decisions. When new issues arise or old issues present nuances not encountered before, the Advisor must be guided by its reasonable judgment to vote in a manner that the Advisor deems to be in the best interests of the Fund and its shareholders.

Stock-Based Compensation

Approval of Plans or Plan Amendments. By their nature, compensation plans must be evaluated on a case-by-case basis. As a general matter, the Advisor always favors compensation plans that align the interests of management and shareholders. The Advisor generally approves compensation plans under the following conditions:

10% Rule. The dilution effect of the newly authorized shares, plus the shares reserved for issuance in connection with all other stock related plans, generally should not exceed 10%.

Exercise Price. The minimum exercise price of stock options should be at least equal to the market price of the stock on the date of grant.

Plan Amendments. Compensation plans should not be materially amended without shareholder approval.

Non-Employee Directors. Awards to non-employee directors should not be subject to management discretion, but rather should be made under non-discretionary grants specified by the terms of the plan.

Repricing/Replacement of Underwater Options. Stock options generally should not be repriced, and never should be re-priced without shareholder approval. In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. The Advisor will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without shareholder approval.

Reload/Evergreen Features. The Advisor will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment (evergreen) feature.

Measures to Increase Executive Long-Term Stock Ownership. The Advisor supports measures to increase the long-term stock ownership by a company's executives. These include requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), requiring stock acquired through option exercise to be held for a certain minimum amount of time and issuing restricted stock awards instead of options. In this respect, the Advisor supports the expensing of option grants because it removes the incentive of a company to issue options in lieu of restricted stock. The Advisor also supports employee stock purchase plans, although the Advisor generally believes the discounted purchase price should be at least 85% of the current market price.

Vesting. Restricted stock awards normally should vest over at least a two-year period.

Other stock awards. Stock awards other than stock options and restricted stock awards should be granted in lieu of salary or a cash bonus, and the number of shares awarded should be reasonable.

Change of Control Issues

While the Advisor recognizes that a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing shareholder value. As a result, the Advisor opposes measures that are designed to prevent or obstruct corporate takeovers because they can entrench current management. The following are the Advisor's guidelines on change of control issues:

Shareholder Rights Plans. The Advisor acknowledges that there are arguments for and against shareholder rights plans, also known as 'poison pills.' Companies should put their case for rights plans to shareholders. The Advisor generally votes against any directors who to its knowledge, without shareholder approval, have instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year.

Golden Parachutes. The Advisor opposes the use of accelerated employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) in the event of termination of employment following a change in control of a company. In general, the guidelines call for voting against 'golden parachute' plans because they impede potential takeovers that shareholders should be free to consider. The Advisor generally withholds votes at the next shareholder meeting for directors who to its knowledge approved golden parachutes.

Approval of Mergers. The Advisor votes against proposals that require a super-majority of shareholders to approve a merger or other significant business combination. The Advisor supports proposals that seek to lower super-majority voting requirements.

Routine Issues

Director Nominees in a Non-Contested Election. The Advisor generally votes in favor of management proposals on director nominees.

Director Nominees in a Contested Election. By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should include: performance; compensation, corporate governance provisions and takeover activity; criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors; whether the chairman and CEO titles are held by the same person; number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Board Composition. The Advisor supports the election of a board that consists of at least a majority of independent directors. The Advisor generally withholds support for non-independent directors who serve on a company's audit, compensation and/or nominating committees. The Advisor also generally withholds support for director candidates who have not attended a sufficient number of board or committee meetings to effectively discharge their duties as directors.

Classified Boards. Because a classified board structure prevents shareholders from electing a full slate of directors at annual meetings, the Advisor generally votes against classified boards. The Advisor votes in favor of shareholder proposals to declassify a board of directors unless a company's charter or governing corporate law allows shareholders, by written consent, to remove a majority of directors at any time, with or without cause.

Barriers to Shareholder Action. The Advisor votes to support proposals that lower the barriers to shareholder action. This includes the right of shareholders to call a meeting and the right of shareholders to act by written consent.

Cumulative Voting. Having the ability to cumulate votes for the election of directors -- that is, cast more than one vote for a director about whom they feel strongly -- generally increases shareholders' rights to effect change in the management of a corporation. The Advisor therefore generally supports proposals to adopt cumulative voting.

Ratification of Auditors. Votes generally are cast in favor of proposals to ratify an independent auditor, unless there is a reason to believe the auditing firm is no longer performing its required duties or there are exigent circumstances requiring us to vote against the approval of the recommended auditor. For example, the Advisor's general policy is to vote against an independent auditor that receives more than 50% of its total fees from a company for non-audit services.

Stock Related Items

Increase Additional Common Stock. The Advisor's guidelines generally call for approval of increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan).

Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:

1. creates blank check preferred stock; or

2. establishes classes of stock with superior voting rights.

Blank Check Preferred Stock. Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. The Advisor may vote in favor of this type of proposal when it receives assurances to its reasonable satisfaction that (i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes and not for anti-takeover purposes, and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to the Advisor.

Preemptive Rights. Votes are cast in favor of shareholder proposals restoring limited preemptive rights.

Dual Class Capitalizations. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, the Advisor votes against adoption of a dual or multiple class capitalization structure.

Social Issues

The Advisor believes that it is the responsibility of the board and management to run a company on a daily basis. With this in mind, in the absence of unusual circumstances, the Advisor does not believe that shareholders should be involved in determining how a company should address broad social and policy issues. As a result, the Advisor generally votes against these types of proposals, which are generally initiated by shareholders, unless the Advisor believes the proposal has significant economic implications.

Other Situations

No set of guidelines can anticipate all situations that may arise. The Advisor's portfolio managers and analysts will be expected to analyze proxy proposals in an effort to gauge the impact of a proposal on the financial prospects of a company, and vote accordingly. These policies are intended to provide guidelines for voting. They are not, however, hard and fast rules because corporate governance issues are so varied.

Proxy Voting Procedures

The Advisor maintains a record of all voting decisions for the period required by applicable laws. In each case in which the Advisor votes contrary to the stated policies set forth in these guidelines, the record shall indicate the reason for such a vote.

The Investment Committee of the Advisor shall have responsibility for voting proxies, under the supervision of the Director of Research. The Director of Research's designee (the 'Designee') shall be responsible for ensuring that the Investment Committee is aware of all upcoming proxy voting opportunities. The Designee shall ensure that proxy votes are properly recorded and that the requisite information regarding each proxy voting opportunity is maintained. The Advisor's General Counsel shall have overall responsibility for ensuring that the Advisor complies with all proxy voting requirements and procedures.

Recordkeeping

The Designee shall be responsible for recording and maintaining the following information with respect to each proxy voted by the Advisor:

Name of the company

Ticker symbol

CUSIP number

Shareholder meeting date

Brief identification of each matter voted upon

Whether the matter was proposed by management or a shareholder

Whether the Advisor voted on the matter

If the Advisor voted, then how the Investment Manager voted

Whether the Advisor voted with or against management

The Advisor's General Counsel shall be responsible for maintaining and updating the Policies and Procedures, and for maintaining any records of written client requests for proxy voting information and documents that were prepared by the Advisor and were deemed material to making a voting decision or that memorialized the basis for the decision.

The Advisor shall rely on the SEC's EDGAR filing system with respect to the requirement to maintain proxy materials regarding client securities.

Conflicts of Interest

There may be situations in which the Advisor may face a conflict between its interests and those of its clients or Fund shareholders. Potential conflicts are most likely to fall into three general categories:

Business Relationships. This type of conflict would occur if the Advisor or an affiliate has a substantial business relationship with the company or a proponent of a proxy proposal relating to the company (such as an employee group) such that failure to vote in favor of management (or the proponent) could harm the relationship of the Advisor or its affiliate with the company or proponent. In the context of the Advisor, this could occur if an affiliate of the Advisor has a material business relationship with a company that the Advisor has invested in on behalf of the Fund, and the Advisor is encouraged to vote in favor of management as an inducement to acquire or maintain the affiliate's relationship.

Personal Relationships. The Advisor or an affiliate could have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or director nominees.

Familial Relationships. The Advisor or an affiliate could have a familial relationship relating to a company (e.g., spouse or other relative who serves as a director or nominee of a public company).

The next step is to determine whether a conflict is material. A material matter is one that is reasonably likely to be viewed as important by the average shareholder. Materiality will be judged under a two-step approach:

Financial Based Materiality. The Advisor presumes a conflict to be nonmaterial unless it involves at least $500,000.

Non-Financial Based Materiality. Non-financial based materiality would impact the members of the Advisor's Investment Committee, who are responsible for making proxy voting decisions.

Finally, if a material conflict exists, the Advisor shall vote in accordance with the advice of a proxy voting service.

The Advisor's General Counsel shall have responsibility for supervising and monitoring conflicts of interest in the proxy voting process according to the following process:

Identifying Conflicts. The Advisor is responsible for monitoring the relationships of the Advisor's affiliates for purposes of the Advisor's Inside Information Policy and Procedures. The General Counsel (or his designee) maintains a watch list and a restricted list. The Advisor's Investment Committee is unaware of the content of the watch list and therefore it is only those companies on the restricted list, which is made known to everyone at the Advisor, for which potential concerns might arise. When a company is placed on the restricted list, the General Counsel (or his designee) shall promptly inquire of the Designee as to whether there is a pending proxy voting opportunity with respect to that company, and continue to inquire on a weekly basis until such time as the company is no longer included on the restricted list. When there is a proxy voting opportunity with respect to a company that has been placed on the restricted list, the General Counsel shall inform the Investment Committee that no proxy vote is to be submitted for that company until the general counsel completes the conflicts analysis.

For purposes of monitoring personal or familial relationships, the General Counsel (or his designee) shall receive on at least an annual basis from each member of the Advisor's Investment Committee written disclosure of any personal or familial relationships with public company directors that could raise potential conflict of interest concerns. Investment Committee members also shall agree in writing to advise if (i) there are material changes to any previously furnished information, (ii) a person with whom a personal or familial relationship exists is subsequently nominated as a director or (iii) a personal or familial relationship exists with any proponent of a proxy proposal or a participant in a proxy contest.

Identifying Materiality. The General Counsel (or his designee) shall be responsible for determining whether a conflict is material. He shall evaluate financial based materiality in terms of both actual and potential fees to be received. Non-financial based items impacting a member of the Investment Committee shall be presumed to be material.

Communication with Investment Committee; Voting of Proxy. If the General Counsel determines that the relationship between the Advisor's affiliate and a company is financially material, he shall communicate that information to the members of the Advisor's Investment Committee and instruct them, and the Designee, that the Advisor will vote its proxy based on the advice of a consulting firm engaged by the Advisor. Any personal or familial relationship, or any other business relationship, that exists between a company and any member of the Investment Committee shall be presumed to be material, in which case the Advisor again will vote its proxy based on the advice of a consulting firm engaged by the Advisor. The fact that a member of the Investment Committee personally owns securities issued by a company will not disqualify the Advisor from voting common stock issued by that company, since the member's personal and professional interests will be aligned.

In cases in which the Advisor will vote its proxy based on the advice of a consulting firm, the General Counsel (or his designee) shall be responsible for ensuring that the Designee votes proxies in this manner. The General Counsel will maintain a written record of each instance when a conflict arises and how the conflict is resolved (e.g., whether the conflict is judged to be material, the basis on which the materiality is decision is made and how the proxy is voted.)

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filings will be available (i) without charge, upon request, by calling the Fund toll-free at (800) 437-9912 and (ii) on the SEC's website (http://www.sec.gov).

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

Subject to the supervision of the Board of Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Advisor. Transactions on U.S. stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten or agency placed issues at prices that reflect underwriting or placement fees. In accordance with procedures approved by the Directors, and subject to their supervision, the Fund may purchase securities in offerings for which an affiliate of the Advisor receives a fee for serving as placement agent to the issuer. The Advisor will only cause the Fund to engage in these transactions if the Advisor deems such participation to be in the best interests of the Fund. In certain circumstances, regulatory restrictions may prevent the Fund from purchasing securities in an offering in which the Advisor's affiliate serves as placement agent of the issuer, and the Fund's inability to participate could be deemed to be to the detriment of the Fund.

In selecting a broker to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Board of Directors may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Advisor determines in good faith that the Fund received best execution viewed in terms of either that particular transaction or the Advisor's ongoing responsibilities with respect to the Fund.

In addition, the Advisor may receive research services from a broker in connection with initiating portfolio transactions for the Fund. Research services include pricing and market data services, as well as equipment facilitating the delivery of these. While it is not the Advisor's policy to 'pay up' for these research services, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged solely for execution services for that transaction if the Advisor determines in good faith that the commission was reasonable in relation to the value of the research service provided viewed in terms of either that particular transaction or the Advisor's ongoing responsibilities to the Fund. Research and investment information is provided by these and other brokers at no cost to the Advisor and is available for the benefit of other accounts advised by the Advisor and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Advisor's expenses, it is not possible to estimate its value and in the opinion of the Advisor it does not reduce the Advisor's expenses in a determinable amount. The extent to which the Advisor makes use of statistical, research and other services furnished by brokers is considered by the Advisor in the allocation of brokerage business but there is no formula by which such business is allocated. The Advisor does so in accordance with its judgment of the best interests of the Fund and its shareholders. The Advisor may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay (such as custodial and professional fees).

--------------------------------------------------------------------------------
ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK
--------------------------------------------------------------------------------

The Fund was incorporated on November 10, 2004, as a Maryland corporation and is authorized to issue 200,000,000 shares of Common Stock, $.001 par value per share. The Fund's shares have no preemptive or conversion rights. Each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in the Fund's Articles of Incorporation and By-Laws.

As of December 31, 2004, there were 10,000 shares of the Fund's common stock outstanding. Also as of that date, the following investors owned beneficially or of record 5% of more of the Fund's shares: Cohen & Steers Capital Management, Inc.

--------------------------------------------------------------------------------
DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan and related agreements (the Distribution Plan) pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Distribution Plan adopted by the investment company's Board of Directors and approved by its shareholders. Under the Distribution Plan, the Fund will pay to the Distributor, as compensation for acting as principal underwriter of the Fund's shares and as reimbursement of the distribution expenses incurred therewith, including distributing Fund shares, advertising and marketing related to Fund shares and servicing and maintaining accounts, a fee at annual rates not to exceed 0.25% of the average net assets of the Fund. The Distributor may use the amounts received under the Distribution Plan among other things to make payments to participating insurance companies and their principal underwriters for their variable insurance products. In addition to the amounts required by the Distribution Plan, the Advisor and/or the Distributor may, in its discretion, pay additional amounts from its own resources. The Board of Directors has determined that there is a reasonable likelihood the Distribution Plan will benefit the Fund and its shareholders. The expected benefits include greater sales and lower redemptions of shares, which should allow the Fund to maintain a consistent cash flow.

Under the Distribution Plan, the Fund's Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the Disinterested Directors are at the discretion of the Disinterested Directors currently in office.

The Distribution Plan and related agreements were duly approved by the shareholders and may be terminated at any time by a vote of the shareholders or by vote of the Disinterested Directors. The Distribution Plan and related agreements may be renewed from year to year if approved by a vote of the majority of the Board of Directors, and by the vote of a majority of the Disinterested Directors cast in person at a meeting called for the purpose of voting on such renewal. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Directors and of the Disinterested Directors, cast in person at a meeting called for the purpose of such vote.

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value per share is determined by the Fund on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of the Fund to materially affect the Fund's net asset value.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ('NASDAQ') National List are valued in a like manner (NASDAQ traded securities are valued at the NASDAQ official closing price). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable source as the Board of Directors deem appropriate to reflect their fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

Any securities for which market quotations are not readily available shall be valued in accordance with the procedures approved by the Board of Directors.

For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

--------------------------------------------------------------------------------
HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------


INDIVIDUALS MAY NOT PLACE PURCHASE ORDERS DIRECTLY WITH THE FUND. Fund shares currently are offered only to separate accounts of participating insurance companies. VA contract holders should consult the prospectus of the separate account of the participating insurance company for more information about buying and selling Fund shares. Participating insurance companies may receive payments from the Advisor in connection with their offering of Fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the participating insurance company to offer the Fund instead of other mutual funds where such payments are not received. Contract holders should consult their participating insurance company in this regard.



Separate accounts of the participating insurance companies place orders based on, among other things, the amount of premium payments to be invested pursuant to the contracts. The Fund does not issue share certificates.



Purchase orders from separate accounts based on premiums and transaction requests received by the participating insurance company prior to 4 p.m. on a given business day in accordance with procedures established by the participating insurance company will be effected at the net asset value of the Fund determined on such business day if the orders are received by the Fund in proper form and in accordance with applicable requirements on the next business day and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders are received by the Fund on the next business day in accordance with applicable requirements. It is each participating insurance company's responsibility to properly transmit purchase orders and Federal Funds in accordance with applicable requirements. Contract holders should refer to the prospectus for their VA contracts in this regard.


--------------------------------------------------------------------------------
SALE OF FUND SHARES
--------------------------------------------------------------------------------


Fund shares may be redeemed at any time by the separate accounts of the participating insurance companies. Individuals may not place redemption orders directly with the Fund. Redemption requests from separate accounts based on premiums and transaction requests received by the participating insurance company by 4 p.m. on a given business day in accordance with procedures established by the participating insurance company will be effected at the net asset value of the Fund determined on such business day if the requests are received by the Fund in proper form and in accordance with applicable requirements on the next business day. It is each participating insurance company's responsibility to properly transmit redemption requests in accordance with applicable requirements. VA contract holders should consult their participating insurance company prospectus in this regard. The value of the shares redeemed may be more or less than their original cost, depending on the Fund's then-current net asset value. No charges are imposed by the Fund when shares are redeemed.


The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC.


Should any conflict between VA contract holders arise which would require that a substantial amount of net assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of such contract holders.


The Fund normally pays redemption requests in cash. The Fund reserves the right however to make payments in whole or part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

The right of redemption may be suspended or the date of payment postponed
(a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

--------------------------------------------------------------------------------
OTHER SHARE INFORMATION
--------------------------------------------------------------------------------

The Advisor and/or the Distributor may from time to time pay additional cash or other incentives to participating insurance companies and the principal underwriters of their variable insurance products in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives may be offered only to certain participating insurance companies and the principal underwriters of their variable insurance products who have sold or may sell significant amounts of shares. Such incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, to the extent consistent with the rules of the National Association of Securities Dealers, as then in effect. Such firms may elect to receive cash incentives of equivalent amount in lieu of such payments.

--------------------------------------------------------------------------------
TAXATION
--------------------------------------------------------------------------------

The Fund will elect to be treated, and intends to qualify each year for treatment, as a 'regulated investment company' under the Internal Revenue Code of 1986, as amended (the Code).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things:
(i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the value of the Fund's assets is represented by cash and cash items (including receivables), U.S.

Government securities, securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses. The American Jobs Creation Act of 2004 (the 'Act'), which the President recently signed into law, provides that for taxable years of a regulated investment company beginning after October 22, 2004, net income derived from an interest in a 'qualified publicly traded partnership,' as defined in the Code, will be treated as qualifying income for purposes of the 90% gross income requirement described above. In addition, for the purposes of the diversification requirements described above, the outstanding voting securities of any issuer includes the equity securities of a qualified publicly traded partnership, and no more than 25% of the value of a regulated investment company's total assets may be invested in the securities of one or more qualified publicly traded partnerships.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders, provided that it distributes at least 90% of its investment company taxable income for such taxable year.


If the Fund satisfies certain conditions, a separate account owning shares of the Fund will be treated as owning the account's proportionate share of each of the assets of the Fund. The Fund intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Section 817(h) of the Code requires the investments of a separate account of an insurance company be 'adequately diversified' as provided therein or in accordance the regulations thereunder in order for the account to serve as the basis for VA contracts. These requirements place certain limitations on the proportion of the Fund's assets that may be represented by any single investment (which includes all securities of the same issuer). Specifically, the regulations provide that, generally, after a one-year start-up period or except as permitted by the 'safe-harbor' described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements generally applicable to regulated investment companies are satisfied and no more than 55% of the value of the account's total assets is attributable to cash, cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.


Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a fund whose only shareholders are certain tax exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid this excise tax, the Fund intends to qualify for this exemption or to make its distributions in accordance with the calendar year.

In order to maintain its qualifications as a regulated investment company, the Fund's ability to invest in certain types of financial instruments (for example, securities issued or acquired at a discount) may be restricted and the Fund may be required to maintain or dispose of its investments in certain types of financial instruments beyond the time when it might otherwise be advantageous to do so.

Investment by the Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to recognize annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute an amount equal to such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

Certain of the Fund's investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions,
(ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions, and (vii) produce income that will not qualify as good income for purposes of the 90% gross income test described above. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.


If the Fund fails to qualify as a regulated investment company, the Fund will be subject to Federal, and possibly state, corporate taxes on its taxable income and gains, distributions to its shareholders will be taxed as ordinary dividend income to the extent of such Fund's available earnings and profits, and contract holders could lose the benefit of tax deferral on distributions made to the separate accounts of participating insurance companies. Similarly, if the Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, contract holders could be subject to current tax on distributions made to the separate accounts of participating insurance companies.



Investments in foreign securities or currencies may required the Fund to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of the Fund is reduced by these foreign taxes. Contract holders investing in the Fund bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.


If the Fund purchases shares in a 'passive foreign investment company' (a 'PFIC'), the Fund may be subject to U.S. federal income tax on a portion of any 'excess distribution' or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a 'qualified electing fund' under the Code (a 'QEF'), in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the QEF, even if not distributed to the Fund. Alternatively, the Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Fund's activities or to discuss state and local tax matters affecting the Fund.


Since the Fund's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders. For this information, VA contract holders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.


Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

The Fund's 'average annual total return' figures described in the Prospectus are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                           P(1 + T)'pp'n = ERV

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return
       n   =   number of years
     ERV   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS

The Fund's aggregate total return figures described in the Prospectus represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula.

                    AGGREGATE TOTAL RETURN = ERV - P
                                             -------
                                                P

Where: P   =   a hypothetical initial payment of $1,000.
     ERV   =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
YIELD

Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ('net investment income') and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                  a-b
                  YIELD   =   2[( --- + 1)'pp'6 - 1]
                                   cd

Where: a   =   dividends and interest earned during the period,
       b   =   expenses accrued for the period (net of reimbursements),
       c   =   the average daily number of shares outstanding during the
               period that were entitled to receive dividends, and
       d   =   the maximum offering price per share on the last day of the period.

In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.)

--------------------------------------------------------------------------------
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

Simpson Thacher & Bartlett LLP serves as counsel to the Fund, and is located at 425 Lexington Avenue, New York, New York 10017-3909.

PricewaterhouseCoopers LLP have been appointed as independent registered public accountants for the Fund. The address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, New York 10017.

--------------------------------------------------------------------------------
FINANCIAL STATEMENT
--------------------------------------------------------------------------------

The Fund's statement of assets and liabilities presented below has been audited by PricewaterhouseCoopers LLP, independent registered public accountants for the Fund.

--------------------------------------------------------------------------------
                      COHEN & STEERS VIF REALTY FUND, INC.
                      Statement of Assets and Liabilities
                               December 23, 2004

Assets:
    Cash....................................................  $100,000
                                                              --------
        Total Assets........................................   100,000
                                                              --------
Liabilities
        Total Liabilities...................................        --
                                                              --------
Net Assets:                                                   $100,000
                                                              --------
                                                              --------
            Shares issued and outstanding ($0.001 par value
               common stock outstanding)....................    10,000
                                                              --------
            Net asset value and redemption price per
               share........................................  $  10.00
                                                              --------
                                                              --------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENT
--------------------------------------------------------------------------------

NOTE 1: ORGANIZATION

Cohen & Steers VIF Realty Fund, Inc. (the 'Fund') was incorporated under the laws of the State of Maryland on November 10, 2004 and is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end non-diversified management investment company. The Fund has been inactive since that date except for matters relating to the Fund's establishment, designation, registration of the Fund's shares of common stock ('Shares') under the Securities Act of 1933, and the sale of 10,000 shares ('Initial Shares') for $100,000 to Cohen & Steers Capital Management, Inc. (the 'Advisor'). The proceeds of such Initial Shares in the Fund were invested in cash. There are 200,000,000 shares of $0.001 par value common stock authorized.

Cohen & Steers Capital Management, Inc. has agreed to pay all organization expenses and offering costs which are expected to be approximately $207,000.

--------------------------------------------------------------------------------

NOTE 2: ACCOUNTING POLICIES

The preparation of the financial statement in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------
NOTE 3: INVESTMENT MANAGEMENT AGREEMENT, ADMINISTRATION AGREEMENTS AND DISTRIBUTION PLAN

The Fund has entered into an Investment Management Agreement with the Advisor, under which the Advisor will provide general investment advisory and adminstrative services for the Fund. For providing these services, facilities and for bearing the related expenses, the Advisor will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.85% of the average daily net assets for the first $1.5 billion and 0.75% of the average daily net assets in excess of $1.5 billion.

In addition to the reimbursement of organization and offering costs discussed in
Note 1, the Adviser has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's operating expenses at 1.50% through December 31, 2005. The Adviser has not agreed to reimburse the Fund for any portion if its fees beyond December 31, 2005.

The Fund has entered into an Administration Agreement with the Advisor, under which the Advisor performs certain administrative functions for the Fund, including providing administrative services necessary for the operations of the Fund and furnishing office space and facilities required for conducting the business of the Fund.

In accordance with the Administration Agreement and with the approval of the Board of Directors of the Fund, the Fund has entered into an agreement with State Street Bank as sub-administrator under a fund accounting and administration agreement (the 'Sub-Administration Agreement'). Under the Sub-Administration Agreement, State Street Bank has assumed responsibility for certain fund administration services.


For its services under the Administration Agreement, the Advisor receives a monthly fee from the Fund at the annual rate of .02% of the Fund's average daily net assets. Under the Sub-Administration Agreement, the Fund pays State Street Bank a monthly administration fee. The sub-administration fee paid by the Fund to State Street Bank is computed on the basis of the aggregate average net assets of all the funds in the Cohen & Steers fund complex at an annual rate equal to .03% of the first $2.2 billion in assets, .02% of the next $2.2 billion and .01% of assets in excess of $4.4 billion, with a minimum fee per fund of $120,000. The aggregate fee paid by the Fund and the other funds in the Cohen & Steers complex to State Street Bank is computed by calculating the effective rate for all the funds and multiplying the monthly average net assets of each respective fund in the complex by that effective rate. For those funds with preferred shares outstanding, the monthly average net assets will be adjusted by the monthly average liquidation value of the preferred shares. The Fund is then responsible for its pro rata amount of the aggregate administration fee.


The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under this plan, the Fund may pay Cohen & Steers Securities, LLC a distribution fee at an annual rate of up to 0.25% of the average daily value of the Fund's net assets.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Directors of Cohen & Steers VIF Realty Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Cohen & Steers VIF Realty Fund, Inc. (the 'Fund') at December 23, 2004, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 5, 2005

                                     PART C

                               OTHER INFORMATION

ITEM 22. EXHIBITS

    (a) Articles of Incorporation(1)

    (b) By-Laws(1)

    (c) The rights of security holders are defined in the Registrant's Articles of Incorporation (Article FIFTH and Article SEVENTH), filed as Exhibit (a) to this Registration Statement and the Registrant's By-Laws (Article II and Article
VI) filed as Exhibit (b) to this Registration Statement(1)

    (d) Form of Investment Advisory Agreement(2)

    (e) Form of Distribution Agreement(2)

    (f) Not Applicable

    (g) Form of Master Custodian Agreement(2)

    (h)  (i) Form of Administration Agreement between the Fund and the
             Advisor(2)

        (ii) Form of Administration Agreement between the Fund and State Street Bank and Trust Company(2)

       (iii) Form of Transfer Agency and Service Agreement(2)

        (iv) Form of Participation Agreement(2)

    (i)  (i) Opinion and Consent of Simpson Thacher & Bartlett LLP(2)

        (ii) Opinion and Consent of Venable LLP(2)


    (j) Consent of Independent Registered Public Accounting Firm(3)


    (k) Not Applicable

    (l) Investment Representation Letter(2)

    (m) Distribution Plan(2)


    (p) Code of Ethics of the Fund and the Advisor.(3)


    (q) Powers of Attorney(2)
---------

(1) Previously filed with the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 10, 2004.


(2) Previously filed with the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on January 6, 2005.



(3) Filed herewith.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    Not Applicable.

ITEM 24. INDEMNIFICATION

    It is the Registrant's policy to indemnify its Directors, officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (a), and
Article VIII, of the Registrant's By-Laws, filed as Exhibit (b). The Liability of the Registrant's Directors and officers is dealt with in Article EIGHTH of Registrant's Articles of Incorporation. The liability of Cohen & Steers Capital Management, Inc., the Registrant's investment advisor (the 'Advisor'), for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Investment Advisory Agreement, filed as Exhibit (d) to this Registration Statement. The liability of Cohen & Steers Capital Management, Inc., the Registrant's administrator, for any loss suffered by the Registrant or its shareholders is set forth in Section 6 of the Administration Agreement, filed as Exhibit (h)(i) to this Registration Statement. The liability of Cohen & Steers Securities, LLC, the Registrant's distributor, for any loss suffered by the Registrant of its shareholders is set forth in Section 8 of the Distribution Agreement filed as Exhibit (e) to this Registration Statement.

    Insofar as indemnification for liabilities under the Securities Act of 1933 may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act of 1933 (other than for expenses incurred in a successful defense) is asserted against the Company by the directors or officers in connection with the shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

    The descriptions of the Advisor under the caption 'Management of the Fund' in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

    The following is a list of the Directors and Officers of the Advisor. None of the persons listed below has had other business connections of a substantial nature during the past two fiscal years.

                NAME                                              TITLE
                ----                                              -----
Robert H. Steers.....................  Co-Chairman and Co-Chief Executive Officer, Director
Martin Cohen.........................  Co-Chairman and Co-Chief Executive Officer, Director
Joseph M. Harvey.....................  President
Adam Derechin........................  Chief Operating Officer
John J. McCombe......................  Executive Vice President
James S. Corl........................  Executive Vice President
Douglas R. Bond......................  Executive Vice President
Lawrence B. Stoller..................  Executive Vice President and General Counsel
William F. Scapell...................  Senior Vice President, Director of Fixed Income Investments
Robert Becker........................  Senior Vice President
William J. Frischling................  Senior Vice President
Kevin P. Norton......................  Senior Vice President
Jay J. Chen..........................  Senior Vice President
Victor M. Gomez......................  Senior Vice President and Chief Financial Officer
Rahul Bhattacharjee..................  Vice President and Director of Investment Research
Anthony Dotro........................  Vice President
Mark Freed...........................  Vice President
Robert Tisler........................  Vice President
Norbert Berrios......................  Vice President
Terrance R. Ober.....................  Vice President
Thomas Bohjalian.....................  Vice President

                                                  (table continued on next page)

(table continued from previous page)

                NAME                                              TITLE
                ----                                              -----
David Oakes..........................  Vice President
Hoyt Peters..........................  Vice President
Salvatore Rappa......................  Vice President and Associate General Counsel
John McLean..........................  Vice President and Associate General Counsel
Blair Lewis..........................  Vice President
Scott Collins........................  Vice President
Sandra Morgan........................  Vice President
Ben Morton...........................  Vice President
Pascal van Garderen..................  Vice President
Elain Zaharis-Nikas..................  Vice President
Fran Zukowski........................  Vice President
Rizaldi Santiago.....................  Controller

    Cohen & Steers Capital Management, Inc. acts as investment advisor to, in addition to the Registrant, the following investment companies:

        Cohen & Steers Institutional Realty Shares, Inc.
        Cohen & Steers Advantage Income Realty Fund, Inc.
        Cohen & Steers Premium Income Realty Fund, Inc.
        Cohen & Steers Quality Income Realty Fund, Inc.
        Cohen & Steers Realty Income Fund, Inc.
        Cohen & Steers Realty Focus Fund, Inc.
        Cohen & Steers Realty Shares, Inc.
        Cohen & Steers REIT and Preferred Income Fund, Inc.
        Cohen & Steers REIT and Utility Income Fund, Inc.
        Cohen & Steers Total Return Realty Fund, Inc.
        Cohen & Steers Select Utility Fund, Inc.
        Cohen & Steers Utility Fund, Inc.

        Cohen & Steers Dividend Majors Fund, Inc.


        American Skandia Trust -- AST Cohen & Steers Realty Portfolio


ITEM 26. PRINCIPAL UNDERWRITERS

    (a) Cohen & Steers Securities, LLC is the principal underwriter for the Registrant. The names of each investment company (in addition to the Registrant) for which Cohen & Steers Securities, LLC acts as principal underwriter are:

       Cohen & Steers Realty Income Fund, Inc.
       Cohen & Steers Institutional Realty Shares, Inc.
       Cohen & Steers Realty Shares, Inc.
       Cohen & Steers Realty Focus Fund, Inc.
       Cohen & Steers Utility Fund, Inc.

(b) The following are Directors and officers of Cohen & Steers Securities, LLC. The principal address of these persons is 757 Third Avenue, New York, New York 10017.

                                      POSITION AND                  POSITION AND
             NAME               OFFICES WITH DISTRIBUTOR       OFFICES WITH REGISTRANT
             ----               ------------------------       -----------------------
Robert H. Steers..............  President                      Chairman, Director and
                                                                 Secretary
Martin Cohen..................  Vice President                 President, Director and
                                                                 Treasurer
Jay J. Chen...................  Assistant Treasurer            None
Lawrence B. Stoller...........  Chief Legal Officer            Assistant Secretary

    (c) Not Applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS
    The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant's Sub-Administrator and Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, New York 10017.

ITEM 28. MANAGEMENT SERVICES
    Not Applicable.

ITEM 29. UNDERTAKINGS
    Not Applicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 24th day of January 2005.


                                            COHEN & STEERS VIF REALTY FUND, INC.
                                              By:        /s/ MARTIN COHEN
                                                  ..............................
                                                       NAME: MARTIN COHEN
                                                        TITLE: PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                Signature                               Title                           Date
                ---------                               -----                           ----
By:          /s/ MARTIN COHEN
 .........................................  President, Treasurer and Director      January 24, 2005
               (MARTIN COHEN)

By:         /s/ ROBERT H. STEERS
 .........................................  Director                               January 24, 2005
            (ROBERT H. STEERS)

                    *
 .........................................  Director                               January 24, 2005
              (BONNIE COHEN)

                    *
 .........................................  Director                               January 24, 2005
            (GEORGE GROSSMAN)

                    *
 .........................................  Director                               January 24, 2005
            (RICHARD E. KROON)

                    *
 .........................................  Director                               January 24, 2005
           (RICHARD J. NORMAN)

                    *
 .........................................  Director                               January 24, 2005
             (FRANK K. ROSS)

                    *
 .........................................  Director                               January 24, 2005
         (WILLARD H. SMITH, JR.)

                    *                       Director                               January 24, 2005
 .........................................
          (C. EDWARD WARD, JR.)

 By:         /s/ MARTIN COHEN
 .........................................
               MARTIN COHEN
            ATTORNEY-IN-FACT*

                           STATEMENT OF DIFFERENCES

Characters normally expressed as superscript shall be preceded by........   'pp'